Subsequent Events (Equity - Narrative) (Details) (Subsequent Event [Member], Parent Company [Member], USD $)	1 Months Ended
Aug. 31, 2014
Subsequent Event [Member] | Parent Company [Member]
Subsequent Event [Line Items]
Stock Repurchased and Retired During Period, Shares	4,595,317
Stock Repurchased and Retired During Period, Value	$ 1,400,000,000
Proceeds from Contributions from Parent	$ 231,000,000